Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

October 1, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
File Nos. 333-89822 and 811-21114
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 124 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Friday, September 26, 2014.

Questions related to this filing should be directed to my attention at (617) 476-1821 or, in my absence, to Amy Doberman, ProShares at (240) 497-6539.

Sincerely,

/s/ Jack P. Huntington
Jack P. Huntington
Senior Vice President

cc:	Amy R. Doberman
Kenneth Fang
Sumeera Younis